Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Basic earnings per share
Net income	$ 14,866	$ 15,807
Dividends on preferred shares and distributions on other equity instruments	(257)	(252)
Net income attributable to non-controlling interests	(7)	(13)
Net income available to common shareholders	$ 14,623	$ 15,547
Weighted average number of common shares (in thousands)	1,391,020	1,403,654
Basic earnings per share (in dollars)	$ 10.51	$ 11.08
Diluted earnings per share
Net income available to common shareholders	$ 14,623	$ 15,547
Weighted average number of common shares (in thousands)	1,391,020	1,403,654
Stock options	1,483	1,918
Issuable under other share-based compensation plans	26	462
Average number of diluted common shares (in thousands)	1,392,529	1,406,034
Diluted earnings per share (in dollars)	$ 10.5	$ 11.06
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 14,859	$ 15,794
Dividends on preferred shares and distributions on other equity instruments	$ (236)	$ (247)